Schedule of Lease Expenses (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Leases
Operating lease cost	¥ 2,656	¥ 2,975
Cost of other leases with period less than one year	888	2,477
Total	¥ 3,544	¥ 5,452